Finance receivables (Tables)	12 Months Ended
Mar. 31, 2021
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Summary of Finance Receivables
Finance receivables consist of vehicle loans, the details of which are as follows:

	As at March 31,
	2021		2021		2020
	(In millions)
Finance receivables	US$	4,919.0	Rs.	359,625.9	Rs.	317,304.4
Less: allowance for credit losses		170.7		12,476.8		6,513.7

Total	US$	4,748.3	Rs.	347,149.1	Rs.	310,790.7

Current portion		2,444.0		178,680.9		142,452.9
Non-current portion		2,304.3		168,468.2		168,337.8

Total	US$	4,748.3	Rs.	347,149.1	Rs.	310,790.7

Summary of Changes in Allowance for Credit Losses
Changes in the allowance for credit losses in finance receivables are as follows:

	Year ended March 31,
	2021		2021		2020		2019
	(In millions)
Balance at the beginning	US$	89.1	Rs.	6,513.7	Rs.	8,330.5	Rs.	11,717.9
Effect of IFRS 9 transition		—		—		—		177.8
Allowances made during the year		131.1		9,579.4		6,602.1		3,202.4
Written off		(49.5)		(3,616.3)		(8,418.9)		(6,767.6)

Balance at the end	US$	170.7	Rs.	12,476.8	Rs.	6,513.7	Rs.	8,330.5